Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,380,682	$ 1,187,507
Accumulated Amortization	(1,115,433)	(1,010,181)
Total	265,249	177,326
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	721,384	604,673
Accumulated Amortization	(576,936)	(513,501)
Total	144,448	91,172
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	563,656	497,296
Accumulated Amortization	(453,137)	(414,654)
Total	110,519	82,642
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	43,646	33,542
Accumulated Amortization	(33,364)	(30,030)
Total	$ 10,282	$ 3,512